OPERATIONS AND CORPORATE REORGANIZATION - Schedule of Loans contracted for acquisition of assets (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Value		R$ 52,987,216	R$ 45,659,037	R$ 42,249,460
Cosan Oito SA [Member] | Vale SA [Member]
Disclosure of detailed information about borrowings [line items]
Value		R$ 16,569,660
Charges (p.a.)		“CDI,” +0.45% p.a
Cosan Oito SA [Member] | Vale SA [Member] | JP Morgan SA [Member]
Disclosure of detailed information about borrowings [line items]
Value	[1]	R$ 5,141,775
Maturities	[1]	10/01/2027
Charges (p.a.)	[1]	EUR+3.28%
Cosan Oito SA [Member] | Vale SA [Member] | Citibank SA [Member]
Disclosure of detailed information about borrowings [line items]
Value	[1]	R$ 3,427,885
Maturities	[1]	10/01/2027
Charges (p.a.)	[1]	JP¥+ 0.25%
Cosan Oito SA [Member] | Vale SA [Member] | Banco Bradesco BBI SA [Member]
Disclosure of detailed information about borrowings [line items]
Value		R$ 4,000,000
Maturities		09/27/2023
Charges (p.a.)		CDI+1.35%
Cosan Oito SA [Member] | Vale SA [Member] | BancoItaú BBA SA [Member]
Disclosure of detailed information about borrowings [line items]
Value		R$ 4,000,000
Maturities		09/16/2023
Charges (p.a.)		CDI+1.35%

[1]	The charges for these operations bear pre-fixed interest, raised in foreign currency for €1,009,650 thousand and JP¥95,298,449 thousand with JP Morgan S.A. and Citibank S.A., respectively. Subsequently, derivative financial instruments were structured for these financings, which converted such operations into Reais at a cost of interbank deposit certificate (Certificados de Depósitos Interbancários), or bearing “CDI,” +0.45% p.a.